Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The combined financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying combined financial statements are summarized below.

Principle of consolidation
(b)	Principle of combination

The combined financial statements presented herein represent prior to the Business Combination which was consummated on August 2, 2024, the financial statements of Helport AI Limited and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiary have been eliminated upon combination.

Use of estimates
(c)	Use of estimates

The preparation of the combined financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the combined financial statements and accompanying notes. Significant accounting estimates include, but not limited to allowance for doubtful accounts and useful lives and impairment of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the combined financial statements.

Foreign currency translation
(d)	Foreign currency translation

The reporting currency of the Group is the U.S. dollar (“USD” or “$"). The functional currency of the Company and its subsidiary located in Singapore is the U.S. dollar.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

Deferred offering costs
(e)	Deferred offering costs

The Group complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist of legal, advisory, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Business Combination transaction with Tristar for overseas listing. Deferred offering costs would be charged to shareholders’ equity upon the completion of the Business Combination. Should the Business Combination prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of June 30, 2024, and 2023, the Group capitalized $817,871 and nil of deferred offering costs, respectively.

Cash
(f)	Cash
Cash consists of cash in bank only. As of June 30, 2024 and 2023, cash balances were $2,581,086 and $142,401, respectively.
Credit losses
(g)	Credit losses

On July 1, 2023, the Group adopted Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses” (Topic 326). Measurement of Credit Losses on Financial Instruments,” by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The adoption of ASU 2016-13 did not have a material impact on the Group’s financial statements.

The Group’s accounts receivable and other receivables included prepaid expenses and other current assets line item in the balance sheet are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, credit-worthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect form the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

Expected credit losses are indicated in general and administrative expenses in the combined statements of operations and comprehensive loss. After all attempts to collect a receivable have failed, the receivable is written off against the allowance.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful receivable. The Group reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Group considers factors in assessing the collectability of its receivables, such as historical bad debts, changes in customers’ payment patterns, credit-worthiness and financial conditions of the customers, current economic trends and other specific circumstances related to the accounts. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. No allowance for credit losses were recorded for the years ended June 30, 2024, 2023 and 2022.

Intangible assets, net
(i)	Intangible assets, net

Intangible assets with finite useful lives are carried at cost less accumulated amortization and any recorded impairment. Estimated useful lives by intangible asset classes are as follows:

Category	Estimated useful lives
Software	3 years

The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Impairment of long-lived assets
(j)	Impairment of long-lived assets

The Group reviews for the impairment of long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Group measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized for the amount by which the carrying value of the asset exceeds its fair value. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group did not record any impairment charge for the years ended June 30, 2024, 2023 and 2022.

Fair value measurement
(k)	Fair value measurement

The Group applies a three-level valuation hierarchy for fair value measurements. This hierarchy prioritizes the inputs into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the asset or liability. Level 3 inputs are unobservable inputs based on management’s assumptions used to measure assets and liabilities at fair value. Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, accounts payable, amounts due to related parties, and accrued expenses and other current liabilities. For the aforementioned financial instruments included in current assets and liabilities, their carrying amount approximate to their respective fair values because of the general short maturities.

Accounts and other payables
(l)	Accounts and other payables

Accounts and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities. Accounts and other payables are initially recognized as fair value, and subsequently carried at amortized cost using the effective interest method.

Related party
(m)	Related party

A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Group discloses all related party balance and transactions.

Revenue recognition
(n)	Revenue recognition

On July 1, 2020, the Group adopted Accounting Standards Codification (“ASC”) 606 using the modified retrospective approach.

The Group recognizes revenue under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

These criteria as they relate to each of the following major revenue generating activities are described below.

Revenues are presented net of value added taxes (“VAT”).

	For the years ended June 30,
	2024	2023	2022
AI services	$29,575,625	$12,689,750	$2,566,418
Others	-	38,563	101,496
Total revenues	$29,575,625	$12,728,313	$2,667,914

AI services

The Group signs System Information Technology Service Agreement with the customers, to provide a series of services including system functional modules, efficiency management services, custom development services and operation outsourcing services in the form of integrated AI service tools —— AI Assist. The Group identifies one performance obligation in the licensed usage of AI Assist because a series of services are delivered through the ultimate integrated functions within AI Assist, and cannot be distinct from each other. The service consideration is reconciled on a monthly basis, which is calculated based on the monthly average subscribed seats. The Group usually grant the customers a credit term between 180 days and 365 days in the payment arrangement. Since the customers simultaneously receive and consume the benefits through the usage of AI Assist as the Group maintains technical support and ensure the normal function of AI Assist, revenues are recognized ratably over the contract term.

Certain contracts with promises of additional customization or request may include multiple performance obligations when the promises are separately identifiable with one another and are indicated with standalone selling price. For such arrangements, the Group allocates transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines the standalone selling prices based on the prices charged to customers. Revenues from such additional customization or request are recognized at a point in time when the service deliverables are completed and achieve the requirements of the customers.

Others

The Group also provide medical consulting services to customers. The Group identifies one performance obligation in each request order and recognizes revenues as the service fee stated in the revenue statement over the service period.

(n)	Revenue recognition (continued)

Principal versus agent considerations

The Group signs contract with a third-party service provider for outsourced operation, in which the third-party service provider is obliged to conduct certain technical supporting activities including IT environment maintenance, software module optimization, industrial database update, servers setting and etc. The Group has evaluated the terms with the third-party service provider and considers itself a principal and recognizes revenue on a gross basis in AI services as it controls the services through the following key considerations:

●	The Group owns its brand and intellectual property, directs the third-party service provider to conduct a series of outsourced operation activities on its behalf, and reserves the right to accept or reject any customer contracts without involvement of the third-party service provider. The Group assumes primary responsibility for controlling the quality of AI service deliverables.

●	The Group has discretion in setting up the price. The third-party service provider is only entitled to the fixed outsourced operation fees settled monthly for their performance obligation and do not participate in profit share for the revenues from AI services.

Contract balance

When the obligation in service contract has been performed, the Group presents the contract in the combined balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. The Group did not have any contract assets as of June 30, 2024 and 2023.

The contract liability represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group did not have any contract liabilities as of June 30, 2024 and 2023.

Cost of revenues
(o)	Cost of revenues
Cost of revenues primarily consists of amortization of software, payment to a third-party service provider for outsourced operation and server costs.
Selling expenses
(p)	Selling expenses
Selling expenses mainly consist of payroll expense, marketing and promotion expense and etc.
General and administrative expenses
(q)	General and administrative expenses
General and administrative expenses mainly consist of withholding tax, professional service fees, payroll expense, and other office miscellaneous fees.
Research and development expenses
(r)	Research and development expenses

Research and development expenses consist primarily consist of AI training service fee, product development fee, and technology service fees paid to external consultant.

Income taxes
(s)	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for financial statements recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its statements of income for the years ended June 30, 2024, 2023 and 2022.

The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Commitments and contingencies
(t)	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Earnings per share
(u)	Earnings per share

The Group computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260"). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Group by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. For the years ended June 30, 2024, 2023 and 2022, there were no dilution impact.

Segment reporting
(v)	Segment reporting

ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for internal reporting. As the Group’s long-lived assets are substantially located in Singapore, no segment geographical information is presented.

Recent accounting pronouncements
(w)	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In March 2023, the FASB issued new accounting guidance, ASU 2023-01, for leasehold improvements associated with common control leases, which is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been made available for issuance. The new guidance introduced two issues: terms and conditions to be considered with leases between related parties under common control and accounting for leasehold improvements. The goals for the new issues are to reduce the cost associated with implementing and applying Topic 842 and to promote diversity in practice by entities within the scope when applying lease accounting requirements. ASU 2023-01 is effective for the Group for annual and interim reporting periods beginning January 1, 2024. The Group expects that no material effect of the adoption of this ASU.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — codification amendments in response to SEC’s disclosure Update and Simplification initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal. The Group is in the process of evaluating the effect of the adoption of this ASU.

In November 2023, the FASB issued ASU 2023-07, which is an update to Topic 280, Segment Reporting. The amendments in this Update improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments in this update: (1) require that a public entity disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker (CODM) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”), (2) Require that a public entity disclose, on an annual and interim basis, an amount for other segment items by reportable segment and a description of its composition. The other segment items category is the difference between segment revenue less the segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss, (3) Require that a public entity provide all annual disclosures about a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods, and (4) Clarify that if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report one or more of those additional measures of segment profit. However, at least one of the reported segment profit or loss measures (or the single reported measure, if only one is disclosed) should be the measure that is most consistent with the measurement principles used in measuring the corresponding amounts in the public entity’s combined financial statements. In other words, in addition to the measure that is most consistent with the measurement principles under generally accepted accounting principles (GAAP), a public entity is not precluded from reporting additional measures of a segment’s profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources, (5) Require that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources, and (6) Require that a public entity that has a single reportable segment provide all the disclosures required by the amendments in this Update and all existing segment disclosures in Topic 280. The amendments in this Update also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The Group expects the adoption of this ASU will not have a material effect on the combined financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group expects the adoption of this ASU will not have a material effect on the combined financial statements.

The Group did not identify other recent accounting pronouncements that could potentially have a material impact to the Group’s combined results of operations or financial position.